Management proposed dividends to be distributed, considering the anticipation of interest on equity to its shareholders, calculated as follows: (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income for the year		R$ 1,610	R$ 1,398	R$ 1,047
Tax incentive reserve		R$ 709
% Legal reserve		5.00%	5.00%	5.00%
Legal reserve for the year		R$ 5	R$ 5	R$ 52
Minimum mandatory dividends - 25%		224	349	1
Interest on capital paid intermediaries	[1]	56	264	247
Minimum mandatory dividends paid in the form of interest on shareholder´s equity		R$ 168	R$ 85	R$ 1

[1]	At a meeting of the Board of Directors held on September 30, 2021, the advance payment of interest on equity in the gross amount of R$63 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$56.